GENERAL - Identified Intangible Assets Acquired (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Goodwill	$ 2,440,532	$ 1,849,668	$ 1,821,969
Cognigy GmBH
Business Combination [Line Items]
Net tangible assets and liabilities assumed	(5,557)
Goodwill	578,775
Deferred tax	(142,459)
Total	887,358
Cognigy GmBH | Trademarks
Business Combination [Line Items]
Intangible assets	$ 15,297
Estimated useful life (in years)	7 years
Cognigy GmBH | Technology
Business Combination [Line Items]
Intangible assets	$ 390,049
Estimated useful life (in years)	7 years
Cognigy GmBH | Customer relationships
Business Combination [Line Items]
Intangible assets	$ 51,253
Estimated useful life (in years)	3 years
LiveVox Inc.
Business Combination [Line Items]
Net tangible assets and liabilities assumed			63,575
Goodwill			186,193
Total			424,117
LiveVox Inc. | Trademarks
Business Combination [Line Items]
Intangible assets			$ 4,930
Estimated useful life (in years)			5 years
LiveVox Inc. | Technology
Business Combination [Line Items]
Intangible assets			$ 137,462
Estimated useful life (in years)			5 years
LiveVox Inc. | Customer relationships
Business Combination [Line Items]
Intangible assets			$ 31,957
Estimated useful life (in years)			5 years